1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

Security	Shares	Value
Common Stocks ― 96.4%
Capital Markets ― 4.5%
Ameriprise Financial Inc.	18,425	$4,866,411
CME Group Inc.	25,500	4,931,190
Total Capital Markets		9,797,601

Commercial Banks ― 56.2%
Altabancorp	68,200	3,011,712
Bank of America Corp.	271,000	11,503,950
Banner Corp.	80,142	4,424,640
BOK Financial Corp.	8,314	744,518
Coastal Financial Corp/WA*	75,000	2,389,500
Columbia Banking System Inc.	68,805	2,613,902
Comerica Inc.	12,000	966,000
Farmers & Merchants Bank of Long Beach	200	1,625,000
Fifth Third Bancorp	88,400	3,751,696
First Financial Bancorp	57,000	1,334,370
First Foundation Inc.	133,000	3,497,900
First Republic Bank/CA	22,000	4,243,360
First Western Financial Inc.*	77,000	2,232,230
HBT Financial Inc.	60,000	933,000
Heritage Financial Corp.	128,000	3,264,000
Huntington Bancshares Inc/OH	86,024	1,329,931
JPMorgan Chase & Co.	89,600	14,666,624
Level One Bancorp Inc.	37,000	1,088,540
Pacific Premier Bancorp Inc.	96,263	3,989,139
PayPal Holdings Inc.	7,000	1,821,470
PNC Financial Services Group Inc.	18,000	3,521,520
QCR Holdings Inc.	80,300	4,130,632
Silvergate Capital Corp., Class A*	14,300	1,651,650
SmartFinancial Inc.	61,000	1,576,850
South State Corp.	47,309	3,532,563
Sterling Bancorp	180,200	4,497,792
Stock Yards Bancorp Inc.	70,000	4,105,500
SVB Financial Group*	12,900	8,344,752
Truist Financial Corp.	96,905	5,683,478
U.S. Bancorp	94,000	5,587,360
Univest Corp. of Pennsylvania	55,126	1,509,901
Webster Financial Corp.	49,695	2,706,390
Western Alliance Bancorp	52,000	5,658,640
Total Commercial Banks		121,938,510

Diversified Financial Services ― 8.7%
Alerus Financial Corp.	65,000	1,942,200
Charles Schwab Corp.	116,000	8,449,440
Intercontinental Exchange Inc.	41,000	4,707,620
Voya Financial Inc.	60,000	3,683,400
Total Diversified Financial Services		18,782,660

Insurance ― 11.3%
American Financial Group Inc.	22,650	2,850,050
Brown & Brown Inc.	64,000	3,548,800
Chubb Limited	46,800	8,118,864
Hanover Insurance Group Inc.	32,000	4,147,840
Marsh & McLennan Cos Inc.	27,500	4,164,325
RenaissanceRe Holdings Ltd	12,000	1,672,800
Total Insurance		24,502,679

IT Services ― 10.6%
Black Knight Inc.*	32,000	2,304,000
Fidelity National Information Services Inc.	24,787	3,016,082

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)(Continued)

Security	Shares	Value
IT Services ― 10.6% (Continued)
Fiserv Inc.*	34,680	$3,762,780
Global Payments Inc.	24,199	3,813,278
I3 Verticals Inc., Class A Shares*	82,480	1,996,841
Visa Inc., Class A Shares	36,000	8,019,000
Total IT Services		22,911,981

Professional Services ― 0.5%
Verisk Analytics Inc. Class A Shares	5,500	1,101,485
Total Professional Services		1,101,485

Real Estate Investment Trusts (REITs) ― 1.3%
Crown Castle International Corp.	8,000	1,386,560
Prologis Inc.	12,000	1,505,160
Total Real Estate Investment Trusts (REITs)		2,891,720

Thrifts & Mortgage Finance ― 4.0%
Bridgewater Bancshares Inc.*	143,000	2,503,930
FS Bancorp Inc.	34,000	1,176,740
Riverview Bancorp Inc.	90,000	654,300
Territorial Bancorp Inc.	53,000	1,345,140
WSFS Financial Corp.	56,803	2,914,562
Total Thrifts & Mortgage Finance		8,594,672

Total Common Stocks (Cost ― $108,210,652)		210,521,308

Short-Term Investment ― 2.9%
Fidelity Investments Money Market - Government Portfolio - Class I - 0.01% (a)	6,240,835	$6,240,835
Total Short-Term Investment (Cost ― $6,240,835)		6,240,835

Total Investments ― 100.0% (Cost ― $114,451,487)		216,762,143
Other Assets in Excess of Liabilities ― 0.0%		85,363
Total Net Assets ― 100.0%		$216,847,506

Notes:
*	Non-income producing security
(a)	The rate reported is the annualized seven-day yield at period end.

1919 Financial Services Fund
Schedule of Investments (Continued)
September 30, 2021 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 FINANCIAL SERVICES FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$210,521,308	$-	$-	$210,521,308
Total long-term investments	210,521,308	-	-	210,521,308
Short-term investments	6,240,835	-	-	6,240,835
Total investments	$216,762,143	$-	$-	$216,762,143

* See Schedule of Investments for additional detailed categorizations.